OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Prepaid expenses and other assets	$ 78,851	$ 26,892
Galaxy Digital Holdings, LP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Prepaid expenses		11,112	$ 1,930
Mining deposits		4,845	8,825
Current tax asset and tax receivable		5,364	15,124
Other		5,571	11,045
Prepaid expenses and other assets		$ 26,892	$ 36,924